CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Loss
Net income (loss)	$ (3,180)	$ (5,049)
Additional minimum pension liability	(28)	42
Foreign currency translation adjustment	25	(18)
Comprehensive income (loss)	$ (3,183)	$ (5,025)